Consolidated Balance Sheets (Parenthetical)	Oct. 23, 2025	Aug. 19, 2025 $ / shares	Jun. 30, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares		Mar. 04, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Preferred stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)			10,000,000		10,000,000	10,000,000			10,000,000
Preferred stock, shares issued (in shares)			0		0	0			0
Preferred stock, shares outstanding (in shares)			0		0	0			0
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001	[1]		$ 0.0001	[1],[2]	$ 0.0001	$ 0.0001	[2]
Common stock, shares authorized (in shares)			500,000,000	[1]		500,000,000	[1],[2]		100,000,000	[2]
Common stock, shares, issued (in shares)			9,547,997	[1]		8,922,906	[1]		3,192,251
Common stock, shares, outstanding (in shares)			9,547,997	[1]		8,922,906	[1]	7,145,907	3,192,251
Subsequent Event
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).